                                                           FILE NUMBER 028-06458

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

           Report for the Calendar Year or Quarter Ended June 30, 2005

                          If amended report check here: _____

Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of August, 2005.

                                        By: /s/ William M Lane
                                           -------------------------------------
                                                William M Lane, Vice President
                                                for The Torray Corporation

June 30, 2005           Form 13F - The Torray Fund

       Item 1              Item 2   Item 3     Item 4       Item 5           Item 6             Item 7            Item 8
                                                                             Invest                          Voting Authority
                          Title     CUSIP    Fair Market    Total   --------------------------          ---------------------------
Name of Issuer           of Class   Number      Value       Shares  (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared (c)None
------------------------ -------- --------- ------------- --------- ------- --------- -------- -------- --------- --------- -------
Abbott Laboratories       common  002824100    79,651,052 1,625,200    X                          All   1,625,200
Agilent Technologies      common  00846U101    40,515,200 1,760,000    X                          All   1,760,000
Allied Capital
 Corporation              common  01903Q108    70,513,153 2,422,300    X                          All   2,422,300
AMBAC Financial Group,
 Inc.                     common  023139108   105,442,240 1,511,500    X                          All   1,511,500
American Express Company  common  025816109   104,165,787 1,956,900    X                          All   1,956,900
American International
 Group, Inc.              common  026874107    46,340,560   797,600    X                          All     797,600
Amgen Inc.                common  031162100   109,607,934 1,812,900    X                          All   1,812,900
Anheuser-Busch Cos.,
 Inc.                     common  035229103    34,298,775   749,700    X                          All     749,700
Automatic Data
 Processing, Inc.         common  053015103    60,856,500 1,450,000    X                          All   1,450,000
Bank of America
 Corporation              common  060505104    13,477,755   295,500    X                          All     295,500
Cardinal Health Inc.      common  14149Y108   107,853,098 1,873,100    X                          All   1,873,100
CarrAmerica Realty
 Corporation              common  144418100    21,943,170   606,500    X                          All     606,500
Clear Channel
 Communications, Inc.     common  184502102    39,983,211 1,292,700    X                          All   1,292,700
Dana Corporation          common  235811106     1,717,746   114,300    X                          All     114,300
Danaher Corporation       common  235851102    50,508,100   965,000    X                          All     965,000
Eastman Kodak Company     common  277461109    53,836,935 2,005,100    X                          All   2,005,100
Echostar Communications
 Corporation              common  278762109    30,394,215 1,008,100    X                          All   1,008,100
Emerson Electric Company  common  291011104    52,815,879   843,300    X                          All     843,300
Fairfax Financial
 Holdings                 common  303901102    69,487,600   418,600    X                          All     418,600
First Data Corporation    common  319963104   123,193,674 3,069,100    X                          All   3,069,100
Franklin Resources Inc.   common  354613101    85,478,592 1,110,400    X                          All   1,110,400
Gannett Co., Inc.         common  364730101    15,442,323   217,100    X                          All     217,100
General Dynamics
 Corporation              common  369550108    70,248,002   641,300    X                          All     641,300
General Electric Company  common  369604103    66,673,530 1,924,200    X                          All   1,924,200
Honeywell International
 Inc.                     common  438516106    58,714,227 1,602,900    X                          All   1,602,900
Illinois Tool Works Inc.  common  452308109   111,026,112 1,393,400    X                          All   1,393,400
Intel Corporation         common  458140100    74,536,812 2,860,200    X                          All   2,860,200
Johnson & Johnson         common  478160104    60,242,000   926,800    X                          All     926,800
JPMorgan Chase & Co.      common  46625H100    48,143,774 1,363,074    X                          All   1,363,074
LaBranche & Co. Inc.      common  505447102    18,857,160 2,993,200    X                          All   2,993,200
Markel Corporation        common  570535104    73,666,395   217,305    X                          All     217,305
Medtronic, Inc.           common  585055106    79,839,464 1,541,600    X                          All   1,541,600
O'Reilly Automotive,
 Inc.                     common  686091109    83,509,734 2,801,400    X                          All   2,801,400
Pengrowth Energy Trust
 "A"                      common  706902301     3,337,500   150,000    X                          All     150,000
Pfizer Inc.               common  717081103    37,095,100 1,345,000    X                          All   1,345,000
SBC Communications, Inc.  common  78387G103     8,694,875   366,100    X                          All     366,100
Sierra Pacific Resources  common  826428104    24,172,920 1,941,600    X                          All   1,941,600
The DIRECTV Group, Inc.   common  25459L106    74,052,862 4,777,604    X                          All   4,777,604
The Goldman Sachs Group,
 Inc.                     common  38141G104    85,411,144   837,200    X                          All     837,200
The Walt Disney Company   common  254687106    68,975,574 2,739,300    X                          All   2,739,300
Tribune Company           common  896047107    32,801,832   932,400    X                          All     932,400

June 30, 2005           Form 13F - The Torray Fund

       Item 1              Item 2   Item 3     Item 4       Item 5           Item 6             Item 7            Item 8
                                                                             Invest                          Voting Authority
                          Title     CUSIP    Fair Market    Total   --------------------------          ---------------------------
Name of Issuer           of Class   Number      Value       Shares  (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared (c)None
------------------------ -------- --------- ------------- --------- ------- --------- -------- -------- --------- --------- -------
United Technologies
 Corporation              common  913017109   111,532,200 2,172,000    X                          All   2,172,000
Univision
 Communications, Inc.     common  914906102   108,811,480 3,949,600    X                          All   3,949,600
                                            -------------
                                            2,617,866,196
                                            =============